Property, Plant and Equipment (Narrative) (Details)	12 Months Ended
Feb. 28, 2017 CAD
Property, Plant And Equipment 1	CAD 0
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	0
Property, Plant And Equipment 4	1,251,634
Property, Plant And Equipment 5	0
Property, Plant And Equipment 6	CAD 6,830,148